PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
PROVISIONS [Abstract]
Provisions
The total amount of the Provisions are included in current liabilities.

	For legal claims and others
Balances as of 12/31/2017	445,962
Inflation adjustment restatement	(173,430)
Additions	300,213	(1)
Uses	(1,211)
Decreases	(557)	(2)
Balances as of 12/31/2018	570,977
Inflation adjustment restatement	(241,044)
Additions	272,477	(3)
Uses	(7,590)
Decreases	(5,702)	(2)
Balances as of 12/31/2019	589,118
(1) Ps. 185,473 are included in “Other operating expenses” and Ps. 114,740 in “Financial expenses”.
(2) The total are included in “Other operating expenses”.
(3) Ps. 161,826 are included in “Other operating expenses” and Ps. 110,651 in “Financial expenses”.